INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventories
	2013	2013	2012
	US$	RMB	RMB
	(In thousands)
Finished products	17,792	108,475	133,571
Products in progress	7,050	42,986	794
Raw materials	8,772	53,481	51,464
	33,614	204,942	185,829